UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	11/30/04

FORM N-CSR

Item 1. Reports to Stockholders.

The Dreyfus Premier Third Century Fund, Inc.

SEMIANNUAL REPORT November 30, 2004

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Dreyfus Premier Third Century Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Premier Third Century Fund, Inc., covering the six-month period from June 1, 2004, through November 30, 2004. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, L. Emerson Tuttle and Paul Hilton.

The Federal Reserve Board has steadily raised short-term interest rates four times since June 2004, and while volatile energy prices continue to somewhat dampen the U.S. economy's expansion, a relatively weak U.S. dollar and strengthening U.S. labor market suggest that we remain in an expansion phase. Historically during this stage of the economic cycle, higher-quality stocks generally outperform more speculative stocks.

Of course, the specific investments that may be right for you in today's economic and market environment depend on your current needs, future goals, tolerance for risk and the composition of your overall portfolio.As always, your financial advisor may be in the best position to recommend the specific asset classes and most suitable investments that will satisfy your financial needs most effectively.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2004

DISCUSSION OF FUND PERFORMANCE

L. Emerson Tuttle and Paul Hilton, Portfolio Managers

How did The Dreyfus Premier Third Century Fund, Inc. perform relative to its benchmark?

For the six-month period ended November 30, 2004, the fund produced total returns of 1.14% for Class A shares, 0.78% for Class B shares, 0.78% for Class C shares, 1.49% for Class R shares, 1.03% for Class T shares and 1.37% for Class Z shares.1 In comparison, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 5.67% for the same period.2

Stocks generally advanced during the reporting period on the strength of continuing U.S. economic growth and higher corporate profits, although the market's forward progress was constrained by geopolitical and economic uncertainties. As a result, the market's greatest gains occurred among traditionally defensive, value-oriented investment sectors, such as energy and consumer staples.The fund underperformed the benchmark over the reporting period because the fund focused primarily on growth-oriented stocks.

What is the fund's investment approach?

The fund seeks to provide capital growth, with current income as a secondary objective. The fund looks for growth-oriented companies that generally exhibit three characteristics: improving profitability measurements, a pattern of consistent earnings and reasonable prices.

To pursue these goals, the fund invests primarily in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards while simultaneously conducting their businesses in a manner that contributes to the enhancement of the quality of life in America.

What other factors influenced the fund's performance?

The energy sector generated particularly strong returns as oil and gas prices surged in response to rising global demand for energy and com-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

modities.Although the fund maintained relatively light exposure to this traditionally defensive area, its investment in natural gas producer Anadarko Petroleum benefited the fund's performance. Good individual stock selections, such as pharmacy chain Walgreen, also boosted returns among the fund's consumer staples holdings. The fund nearly matched the benchmark's gains among industrial stocks, where strongly positive performance from investments in machinery producers compensated for relatively weak gains in core holding Tyco International.

Among market sectors that traditionally are more growth-oriented, the fund exceeded the benchmark's returns in the technology area, where our decision to increase exposure to service providers and decrease exposure to semiconductor companies proved beneficial.Top technology performers included software product and service providers Symantec and Cognizant Technology Solutions. In addition, the fund derived strongly positive returns in the consumer discretionary sector, where investments such as hotel operator Marriott International benefited from increased business spending and improving industry fundamentals.

On a more negative note, the fund's emphasis on growth-oriented stocks led us to strongly overweight health care stocks. However, health care proved to be the market's single worst-performing sector. Although some health care holdings, such as pharmaceutical giant Johnson & Johnson, biotechnology leader Amgen and managed care company WellPoint Health Networks, performed well, the fund's heavy exposure to the sector caused it to lose significant ground relative to the S&P 500 Index. Returns compared to the benchmark also suffered in the financial sector, primarily due to the fund's relatively heavy holdings of insurance stocks, such as American International Group. Concerns regarding corporate governance issues led to industry-wide declines among insurers.

What is the fund's current strategy?

We believe that many growth-oriented technology stocks are well positioned to benefit from relatively attractive valuations and stronger economic growth. Accordingly, we have continued to maintain the fund's overweighted position in the technology sector. We also have continued to emphasize health care service providers that we believe are likely to profit from an aging population. Conversely, we have deemphasized financial stocks that we believe may be vulnerable to rising interest rates.

Can you highlight some of the fund's socially responsible investing activities?

The fund's socially responsible investing (SRI) criteria primarily focus on issues regarding environmental practices, occupational and product safety, and equal employment opportunity. We use these criteria not only to screen potential investments, but to monitor the fund's holdings and ensure that each continues to meet our SRI standards.

For example, during the reporting period, regulatory and public scrutiny of pharmaceutical companies intensified. In this context, we reviewed the fund's holding of Pfizer, Inc. and determined that it no longer met our SRI standards, which led us to sell the fund's entire position in the stock. Consistent with our practice, in many cases, of engaging in dialogue with a company's management to encourage improvements in its socially responsible activities, we had discussions with a representative of Pfizer about our SRI review of the company and the reasons for our decision to sell the fund's position in the stock.

For further information regarding the fund's approach to socially responsible investing, search for “SRI” on the Dreyfus website (www.dreyfus.com) or consult the fund's prospectus.

December 15, 2004

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ' S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Premier Third Century Fund, Inc. from June 1, 2004 to November 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2004
	Class A	Class B	Class C	Class R	Class T	Class Z

Expenses paid
per $1,000 †	$ 6.76	$ 10.57	$ 10.42	$ 3.74	$ 8.11	$ 5.15
Ending value
(after expenses)	$1,011.40	$1,007.80	$1,007.80	$1,014.90	$1,010.30	$1,013.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2004
	Class A	Class B	Class C	Class R	Class T	Class Z

Expenses paid
per $1,000 †	$ 6.78	$ 10.61	$ 10.45	$ 3.75	$ 8.14	$ 5.16
Ending value
(after expenses)	$1,018.35	$1,014.54	$1,014.69	$1,021.36	$1,017.00	$1,019.95

† Expenses are equal to the fund's annualized expense ratio of 1.34% for Class A, 2.10% for Class B, 2.07% for Class C, .74% for Class R, 1.61% for Class T and 1.02% for Class Z; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2004 (Unaudited)
Common Stocks—97.2%	Shares	Value ($)

Consumer Discretionary—15.0%
Coach	164,500 [a]	8,198,680
Dollar General	448,500	8,857,875
DreamWorks Animation SKG, Cl. A	12,800 [a]	473,088
Marriott International, Cl. A	242,500	13,786,125
Staples	361,000	11,519,510
Target	260,000	13,317,200
Tiffany & Co	101,000	3,090,600
Viacom, Cl. B	183,000	6,350,100
Walt Disney	323,000	8,682,240
		74,275,418
Consumer Staples—7.5%
Estee Lauder Companies, Cl. A	225,500	9,840,820
PepsiCo	176,000	8,784,160
Procter & Gamble	128,500	6,872,180
Walgreen	309,000	11,797,620
		37,294,780
Energy—2.1%
Anadarko Petroleum	148,000	10,300,800
Financial—9.2%
American Express	154,000	8,579,340
American International Group	156,700	9,926,945
Citigroup	210,000	9,397,500
Goldman Sachs Group	84,500	8,852,220
Radian Group	169,500	8,686,875
		45,442,880
Health Care—24.2%
Alcon	114,500	8,532,540
Amgen	193,000 [a]	11,587,720
Eli Lilly & Co	135,500	7,226,215
Fisher Scientific International	166,500 [a]	9,413,910
Genzyme	131,000 [a]	7,337,310
Johnson & Johnson	387,500	23,374,000
Kinetic Concepts	92,900 [a]	5,891,718
Medtronic	105,000	5,045,250
Novartis, ADR	161,500	7,760,075
Stryker	178,500	7,852,215

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Waters	182,000 [a]	8,492,120
WellPoint Health Networks	71,000 [a]	8,882,100
Zimmer Holdings	98,000 [a]	7,996,800
		119,391,973
Industrial—8.3%
Danaher	244,500	13,907,160
3M	68,000	5,412,120
Tyco International	421,000	14,301,370
United Parcel Service, Cl. B	85,500	7,194,825
		40,815,475
Information Technology—29.9%
Accenture, Cl. A	183,000 [a]	4,747,020
Alliance Data Systems	191,000 [a]	8,193,900
Altera	113,000 [a]	2,562,840
Analog Devices	193,500	7,149,825
Cisco Systems	907,000 [a]	16,969,970
Cognizant Technology Solutions, Cl. A	318,000 [a]	12,125,340
Corning	645,000 [a]	8,114,100
Dell	448,500 [a]	18,173,220
Intel	578,000	12,918,300
International Business Machines	138,500	13,052,240
Microsoft	884,500	23,713,445
QUALCOMM	142,000	5,910,040
Symantec	429,000 [a]	13,687,245
		147,317,485
Materials & Processing—1.0%
Air Products & Chemicals	83,500	4,780,375
Total Common Stocks
(cost $393,253,017)		479,619,186

8

	Principal
Short-Term Investments—2.2%	Amount ($)	Value ($)

Certificates of Deposit—.0%
Self Help Credit Union,
1.88%, 12/14/2004	100,000	100,000
U.S. Treasury Bills—2.2%
1.51%, 12/2/2004	1,861,000	1,860,907
1.80%, 12/9/2004	2,201,000	2,200,076
1.88%, 12/16/2004	5,505,000	5,500,541
1.92%, 12/23/2004	1,100,000	1,098,658
		10,660,182
Total Short-Term Investments
(cost $10,760,439)		10,760,182

Total Investments (cost $404,013,456)	99.4%	490,379,368
Cash and Receivables (Net)	.6%	2,765,465
Net Assets	100.0%	493,144,833

ADR—American Depository Receipts. [a] Non-income producing.
Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	29.9	Consumer Staples	7.5
Health Care	24.2	Short-Term Investments	2.2
Consumer Discretionary	15.0	Energy	2.1
Financial	9.2	Materials & Processing	1.0
Industrial	8.3		99.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	404,013,456	490,379,368
Cash		45,695
Receivable for investment securities sold		7,829,807
Dividends and interest receivable		3,057,820
Receivable for shares of Common Stock subscribed		44,462
Prepaid expenses		30,811
		501,387,963

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		439,760
Payable for investment securities purchased		6,705,352
Payable for shares of Common Stock redeemed		903,740
Accrued expenses and other liabilities		194,278
		8,243,130

Net Assets ($)		493,144,833

Composition of Net Assets ($):
Paid-in capital		616,348,262
Accumulated investment income—net		1,683,024
Accumulated net realized gain (loss) on investments		(211,252,365)
Accumulated net unrealized appreciation
(depreciation) on investments		86,365,912

Net Assets ($)		493,144,833

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Class Z

Net Assets ($)	12,346,547	17,122,297	3,323,671	12,192,003	701,240	447,459,075
Shares Outstanding	1,538,887	2,222,778	431,055	1,490,021	89,664	55,066,498

Net Asset Value
Per Share ($)	8.02	7.70	7.71	8.18	7.82	8.13

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended November 30, 2004 (Unaudited)
Investment Income ($):
Income:
Cash dividends	4,255,023
Interest	91,540
Income from securities lending	2,482
Total Income	4,349,045
Expenses:
Investment advisory fee—Note 3(a)	1,870,036
Shareholder servicing costs—Note 3(c)	558,122
Distribution fees—Note 3(b)	77,943
Professional fees	64,761
Registration fees	28,993
Prospectus and shareholders' reports	28,461
Custodian fees—Note 3(c)	21,547
Directors' fees and expenses—Note 3(d)	6,457
Loan commitment fees—Note 2	1,992
Miscellaneous	7,983
Total Expenses	2,666,295
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(274)
Net Expenses	2,666,021
Investment Income—Net	1,683,024

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,910,032
Net unrealized appreciation (depreciation) on investments	(1,108,746)
Net Realized and Unrealized Gain (Loss) on Investments	3,801,286
Net Increase in Net Assets Resulting from Operations	5,484,310

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2004	Year Ended
	(Unaudited)	May 31, 2004

Operations ($):
Investment income (loss)—net	1,683,024	(2,151,609)
Net realized gain (loss) on investments	4,910,032	54,989,984
Net unrealized appreciation
(depreciation) on investments	(1,108,746)	40,978,043
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,484,310	93,816,418

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	1,944,728	4,787,615
Class B shares	212,945	1,380,806
Class C shares	179,242	720,782
Class R shares	225,556	2,028,159
Class T shares	58,799	402,818
Class Z shares	10,912,742	55,291,931
Cost of shares redeemed:
Class A shares	(5,679,724)	(5,096,889)
Class B shares	(1,267,437)	(2,687,215)
Class C shares	(681,979)	(1,130,091)
Class R shares	(9,527,830)	(10,321,477)
Class T shares	(128,503)	(294,935)
Class Z shares	(43,964,318)	(195,442,919)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(47,715,779)	(150,361,415)
Total Increase (Decrease) in Net Assets	(42,231,469)	(56,544,997)

Net Assets ($):
Beginning of Period	535,376,302	591,921,299
End of Period	493,144,833	535,376,302

12

	Six Months Ended
	November 30, 2004	Year Ended
	(Unaudited)	May 31, 2004

Capital Share Transactions:
Class A [a]
Shares sold	251,407	630,747
Shares redeemed	(739,588)	(665,946)
Net Increase (Decrease) in Shares Outstanding	(488,181)	(35,199)

Class B [a]
Shares sold	28,121	188,081
Shares redeemed	(170,063)	(362,129)
Net Increase (Decrease) in Shares Outstanding	(141,942)	(174,048)

Class C
Shares sold	24,020	96,600
Shares redeemed	(91,018)	(154,703)
Net Increase (Decrease) in Shares Outstanding	(66,998)	(58,103)

Class R
Shares sold	29,732	268,781
Shares redeemed	(1,190,763)	(1,302,187)
Net Increase (Decrease) in Shares Outstanding	(1,161,031)	(1,033,406)

Class T
Shares sold	7,848	54,796
Shares redeemed	(16,947)	(39,235)
Net Increase (Decrease) in Shares Outstanding	(9,099)	15,561

Class Z
Shares sold	1,396,706	7,416,478
Shares redeemed	(5,601,501)	(25,065,008)
Net Increase (Decrease) in Shares Outstanding	(4,204,795)	(17,648,530)

[a]	During the period ended November 30, 2004, 3,844 Class B shares representing $28,356 were automatically converted to 3,697 Class A shares and during the period ended May 31, 2004, 15,141 Class B shares representing
$110,460 were automatically converted to 14,680 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (excluding portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
November 30, 2004			Year Ended May 31,

Class A Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	7.93	6.84	8.05	10.40	13.95	13.34
Investment Operations:
Investment income (loss)—net [b]	.01	(.04)	(.02)	(.02)	(.06)	.20
Net realized and unrealized
gain (loss) on investments	.08	1.13	(1.19)	(2.26)	(2.57)	1.76
Total from Investment Operations	.09	1.09	(1.21)	(2.28)	(2.63)	1.96
Distributions:
Dividends from
investment income—net	—	—	—	—	(.08)	—
Dividends from net realized
gain on investments	—	—	—	(.07)	(.84)	(1.35)
Total Distributions	—	—	—	(.07)	(.92)	(1.35)
Net asset value, end of period	8.02	7.93	6.84	8.05	10.40	13.95

Total Return (%) [c]	1.14[d]	15.94	(15.03)	(21.95)	(19.84)	14.90[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67[d]	1.32	1.36	1.12	1.18	1.02[d]
Ratio of net expenses
to average net assets	.67[d]	1.32	1.36	1.12	1.18	1.02[d]
Ratio of net investment income
(loss) to average net assets	.13[d]	(.54)	(.23)	(.22)	(.51)	1.43[d]
Portfolio Turnover Rate	28.40[d]	53.06	74.83	103.52	82.54	60.20

Net Assets, end of period
($ x 1,000)	12,347	16,079	14,116	18,675	22,004	10,999

[a]	From August 31, 1999 (commencement of initial offering) to May 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

Six Months Ended
November 30, 2004			Year Ended May 31,

Class B Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	7.64	6.65	7.88	10.26	13.88	13.34
Investment Operations:
Investment income (loss)—net [b]	(.01)	(.10)	(.07)	(.09)	(.16)	.15
Net realized and unrealized
gain (loss) on investments	.07	1.09	(1.16)	(2.22)	(2.56)	1.74
Total from Investment Operations	.06	.99	(1.23)	(2.31)	(2.72)	1.89
Distributions:
Dividends from
investment income—net	—	—	—	—	(.06)	—
Dividends from net realized
gain on investments	—	—	—	(.07)	(.84)	(1.35)
Total Distributions	—	—	—	(.07)	(.90)	(1.35)
Net asset value, end of period	7.70	7.64	6.65	7.88	10.26	13.88

Total Return (%) [c]	.78[d]	14.89	(15.61)	(22.55)	(20.58)	14.34[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[d]	2.10	2.15	1.93	1.95	1.55[d]
Ratio of net expenses
to average net assets	1.05[d]	2.10	2.15	1.93	1.95	1.55[d]
Ratio of net investment income
(loss) to average net assets	(.17)[d]	(1.32)	(1.03)	(1.05)	(1.30)	1.07[d]
Portfolio Turnover Rate	28.40[d]	53.06	74.83	103.52	82.54	60.20

Net Assets, end of period
($ x 1,000)	17,122	18,072	16,873	23,671	31,152	20,812

[a]	From August 31, 1999 (commencement of initial offering) to May 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2004			Year Ended May 31,

Class C Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	7.65	6.65	7.88	10.28	13.88	13.34
Investment Operations:
Investment income (loss)—net [b]	(.01)	(.09)	(.06)	(.10)	(.16)	.11
Net realized and unrealized
gain (loss) on investments	.07	1.09	(1.17)	(2.23)	(2.54)	1.78
Total from Investment Operations	.06	1.00	(1.23)	(2.33)	(2.70)	1.89
Distributions:
Dividends from
investment income—net	—	—	—	—	(.06)	—
Dividends from net realized
gain on investments	—	—	—	(.07)	(.84)	(1.35)
Total Distributions	—	—	—	(.07)	(.90)	(1.35)
Net asset value, end of period	7.71	7.65	6.65	7.88	10.28	13.88

Total Return (%) [c]	.78[d]	15.04	(15.61)	(22.70)	(20.48)	14.34[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[d]	2.08	2.13	1.98	1.92	1.54[d]
Ratio of net expenses
to average net assets	1.04[d]	2.08	2.13	1.98	1.92	1.54[d]
Ratio of net investment income
(loss) to average net assets	(.17)[d]	(1.30)	(1.02)	(1.09)	(1.28)	.77[d]
Portfolio Turnover Rate	28.40[d]	53.06	74.83	103.52	82.54	60.20

Net Assets, end of period
($ x 1,000)	3,324	3,810	3,698	5,399	7,037	5,234

[a]	From August 31, 1999 (commencement of initial offering) to May 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

Six Months Ended
November 30, 2004			Year Ended May 31,

Class R Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	8.06	6.94	8.12	10.46	14.00	13.34
Investment Operations:
Investment income (loss)—net [b]	.03	(.02)	.02	.01	(.03)	.26
Net realized and unrealized
gain (loss) on investments	.09	1.14	(1.20)	(2.28)	(2.58)	1.75
Total from Investment Operations	.12	1.12	(1.18)	(2.27)	(2.61)	2.01
Distributions:
Dividends from
investment income—net	—	—	—	—	(.09)	—
Dividends from net realized
gain on investments	—	—	—	(.07)	(.84)	(1.35)
Total Distributions	—	—	—	(.07)	(.93)	(1.35)
Net asset value, end of period	8.18	8.06	6.94	8.12	10.46	14.00

Total Return (%)	1.49[c]	16.14	(14.53)	(21.73)	(19.64)	15.30[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.37[c]	1.08	.86	.81	.84	.75[c]
Ratio of net expenses
to average net assets	.37[c]	1.08	.86	.81	.84	.75[c]
Ratio of net investment income
(loss) to average net assets	.42[c]	(.30)	.25	.08	(.20)	1.69[c]
Portfolio Turnover Rate	28.40[c]	53.06	74.83	103.52	82.54	60.20

Net Assets, end of period
($ x 1,000)	12,192	21,374	25,573	31,441	39,854	45,641

[a]	From August 31, 1999 (commencement of initial offering) to May 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2004			Year Ended May 31,

Class T Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	7.74	6.69	7.90	10.29	13.85	13.34
Investment Operations:
Investment income (loss)—net [b]	.01	(.06)	(.03)	(.08)	(.10)	.20
Net realized and unrealized
gain (loss) on investments	.07	1.11	(1.18)	(2.24)	(2.54)	1.66
Total from Investment Operations	.08	1.05	(1.21)	(2.32)	(2.64)	1.86
Distributions:
Dividends from
investment income—net	—	—	—	—	(.08)	—
Dividends from net realized
gain on investments	—	—	—	(.07)	(.84)	(1.35)
Total Distributions	—	—	—	(.07)	(.92)	(1.35)
Net asset value, end of period	7.82	7.74	6.69	7.90	10.29	13.85

Total Return (%) [c]	1.03[d]	15.70	(15.32)	(22.58)	(20.08)	14.14[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81[d]	1.59	1.60	1.78	1.48	1.21[d]
Ratio of net expenses
to average net assets	.81[d]	1.59	1.60	1.78	1.48	1.21[d]
Ratio of net investment income
(loss) to average net assets	.07[d]	(.81)	(.48)	(.89)	(.82)	1.40[d]
Portfolio Turnover Rate	28.40[d]	53.06	74.83	103.52	82.54	60.20

Net Assets, end of period
($ x 1,000)	701	764	557	890	998	456

[a]	From August 31, 1999 (commencement of initial offering) to May 31, 2000.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

Six Months Ended
November 30, 2004			Year Ended May 31,

Class Z Shares	(Unaudited)	2004	2003	2002	2001	2000 [a]

Per Share Data ($):
Net asset value,
beginning of period	8.02	6.90	8.10	10.46	14.00	12.72
Investment Operations:
Investment income (loss)—net [b]	.03	(.02)	(.00)[c]	(.01)	(.04)	.08
Net realized and unrealized
gain (loss) on investments	.08	1.14	(1.20)	(2.28)	(2.58)	2.55
Total from Investment Operations .11		1.12	(1.20)	(2.29)	(2.62)	2.63
Distributions:
Dividends from
investment income—net	—	—	—	—	(.08)	—
Dividends from net realized
gain on investments	—	—	—	(.07)	(.84)	(1.35)
Total Distributions	—	—	—	(.07)	(.92)	(1.35)
Net asset value, end of period	8.13	8.02	6.90	8.10	10.46	14.00

Total Return (%)	1.37[d]	16.23	(14.82)	(21.92)	(19.69)	20.91

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[d]	1.10	1.14	1.02	.95	.96
Ratio of net expenses
to average net assets	.51[d]	1.10	1.14	1.02	.95	.96
Ratio of net investment income
(loss) to average net assets	.36[d]	(.31)	(.02)	(.14)	(.32)	.60
Portfolio Turnover Rate	28.40[d]	53.06	74.83	103.52	82.54	60.20

Net Assets, end of period
($ X 1,000)	447,459	475,277	531,104	717,072	1,034,078	1,310,890

[a]	The fund changed to a six class fund on August 31, 1999.The existing shares were redesignated Class Z shares.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Premier Third Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund's investment objective is to provide capital growth, with current income as a secondary goal.The Dreyfus Corporation (the “Manager”or “Dreyfus”) serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T and 200 million shares of $.001 par value Common Stock of Class Z. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class Z shares are not available for new accounts and bear a service fee. Class A shares and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example,a foreign exchange or market),but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the portfolio's Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition,an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $216,158,819 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2004. If not applied, $120,608,654 of the carryover expires in fiscal 2010 and $95,550,165 expires in fiscal 2011.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2004, the fund did not borrow under the Facility.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to the Investment Advisory Agreement (“Agreement”) with the Manager, the investment advisory fee is computed at an annual rate of .75 of 1% of the value of the fund's average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2004, there was no expense reimbursement pursuant to the Agreement.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended November 30, 2004, the Distributor retained $2,676 and $73 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $20,900 and $106 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at the annual rates of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2004, Class B, Class C and Class T shares were charged $64,199, $12,856 and $888, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2004, Class A, Class B, Class C and Class T shares were charged $17,860, $21,400, $4,285, and $888, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class Z for certain allocated expenses with respect to services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2004, Class Z shares were charged $290,537 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2004, the fund was charged $138,902 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2004, the fund was charged $21,547 pursuant to the custody agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $310,040, Rule 12b-1 distribution plan fees $13,003, shareholder services plan fees $49,704, custodian fees $11,440 and transfer agency per account fees $55,573.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2004, amounted to $139,675,146 and $188,907,809, respectively.

At November 30, 2004, accumulated net unrealized appreciation on investments was $86,365,912, consisting of $89,439,012 gross unrealized appreciation and $3,073,100 gross unrealized depreciation.

At November 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

NOTES

For More	Information

The Dreyfus Premier	Transfer Agent &
Third Century Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund's website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation 0035SA1104

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The
Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the
Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the
Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York,
New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.
Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the
Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	February 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	February 2, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	February 2, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)